Income Taxes - PRC statutory income tax rate (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
Income Taxes
Income before income tax expense	¥ 295,751	$ 44,676	¥ 156,914	¥ 99,473
PRC statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Income tax at PRC statutory income tax rate	¥ (73,938)	$ (11,169)	¥ (39,229)	¥ (24,868)
Impact of different tax rates in other jurisdictions	(1,100)	(166)	(3,823)	(1,558)
Preferential tax treatments and tax holiday effects	(73)	(11)	43	143
Super deduction of qualified R&D expenditures	13	2	2
Expenses not deductible	(9,737)	(1,471)	(5,621)	(5,201)
Valuation allowance on deferred tax assets	(3,259)	(492)	(2,135)	(6,529)
Income tax expense	(88,094)	$ (13,307)	(50,763)	(38,013)
Expenses accrued (reversal) for share-based compensation	¥ 5,487		¥ (92)	¥ 1,390